Silvio (Joe) Conte
DIRECTOR
CORPORATE ACTIONS & MARKET WATCH

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
sconte@nyx.com

10013118

CERTNUS

1-4300

Received SEC
JUL 29 2010
Washington, DC

July 29, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, APACHE CORPORATION, Depositary Shares Representing a 1/20th Interest in a Share of 6.00% Mandatory Convertible Preferred Stock, Series D and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 29, 2010. Tentative listing date – July 30, 2010.

Sincerely,

[signature]